PROSPECTUS SUPPLEMENT
                               September 23, 2005

For the following  funds with  Prospectuses  dated December 31, 2004 - August 1,
2005

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
Legg Mason American Leading Companies Trust      Legg Mason Investment Grade Income Portfolio
Legg Mason Balanced Trust                        Legg Mason Limited Duration Bond Portfolio
Legg Mason Cash Reserve Trust, Inc.              Legg Mason Maryland Tax-Free Income Trust
Legg Mason Classic Valuation Fund                Legg Mason Opportunity Trust
Legg Mason Core Bond Fund                        Legg Mason Pennsylvania Tax-Free Income Trust
Legg Mason Emerging Markets Trust                Legg Mason Special Investment Trust, Inc.
Legg Mason Financial Services Fund               Legg Mason Tax-Exempt Trust, Inc.
Legg Mason Global Income Trust                   Legg Mason Tax-Free Intermediate-Term Income Trust
Legg Mason Growth Trust                          Legg Mason U.S. Government Money Market Portfolio
Legg Mason High Yield Portfolio                  Legg Mason U.S. Small-Capitalization Value Trust
Legg Mason International Equity Trust            Legg Mason Value Trust, Inc.
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The following information supplements the Mail options under the Prospectus sections "How to Invest" and "How to Redeem Your Shares" for Primary Class
shareholders who purchase their shares through Legg Mason Funds Investor
Services ("FIS").

Beginning September 27, 2005, checks should be made payable to Legg Mason Funds. FIS clients who purchase additional shares of the funds or request a redemption of fund shares through the mail, should send their purchase or redemption orders to Boston Financial Data Services ("BFDS"), the funds' transfer agent, at the following address:

         Legg Mason Funds
         c/o BFDS
         P.O. Box 55214
         Boston, MA 02205-8504

Beginning October 14, 2005, purchase and redemption orders received by FIS through the mail, or by any other means, will be forwarded to BFDS, a process that may take five days or longer. Purchase and redemption orders sent to the wrong location will not be considered "in good order" and therefore will not be processed until received by BFDS. Once received by BFDS all trade orders will be processed at the fund's net asset value as set-forth in the Prospectus.




 This supplement should be retained with your Prospectus for future reference.